INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6. INVENTORIES

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their market value, adjustments are recorded to write down excess inventory to its net realizable value. The Company recorded the write down of inventories amounting to approximately $741,000 and $428,000 for the three months ended June 30, 2024 and 2023, and $1,485,000 and $951,000 for the six months ended June 30, 2024 and 2023, respectively. The Company’s inventories consist primarily of merchandise available for resale.

NOTE 6. INVENTORIES

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their market value, adjustments are recorded to write down excess inventory to its net realizable value. The Company recorded the write down of inventories amounting to approximately $2,472,000 and $1,500,000 for the years ended December 31, 2023 and 2022, respectively. The Company’s inventories consist primarily of merchandise available for resale.